Principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All significant transactions and balances among the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries have been eliminated upon consolidation. The results of subsidiaries and VIEs acquired or disposed of during the year are recorded in the consolidated statement of comprehensive income/(loss) from the effective date of acquisition or up to the effective date of disposal, as appropriate.

The Company deconsolidates its subsidiaries in accordance with ASC 810-10-40-4 as of the date the Company ceased to have a controlling financial interest in the subsidiaries.

The Company accounts for the deconsolidation of its subsidiaries by recognizing a gain or loss in net income/(loss) attributable to the Company in accordance with ASC 810-10-40-5. This gain or loss is measured at the date the subsidiaries are deconsolidated as the difference between (a) the aggregate of the fair value of any consideration received, the fair value of any retained noncontrolling interest in the subsidiaries being deconsolidated, and the carrying amount of any noncontrolling interest in the subsidiaries being deconsolidated, including any accumulated other comprehensive income/(loss) attributable to the noncontrolling interest, and (b) the carrying amount of the assets and liabilities of the subsidiaries being deconsolidated.

Use of estimates
(b)	Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ materially from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include revenue recognition, the determination of the fair value of identifiable assets and liabilities acquired through business combination, the determination of the fair value of long-term investments, the determination of the fair value of mezzanine equity, the determination of fair value of noncontrolling interests, the valuation allowance of deferred tax assets, the determination of uncertain tax position, the valuation and recognition of share-based compensation, impairment of long-lived assets and the determination of the estimated useful lives of property and equipment and intangible assets.

Functional currency and foreign currency translation
(c)	Functional currency and foreign currency translation

The Group uses United States dollar (“US$”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the BVI and Hong Kong is US$, while the functional currency of the other entities in the Group is Renminbi (“RMB”). In the consolidated financial statements, the financial information of the Company’s PRC subsidiaries, the VIEs and VIEs’ subsidiaries, which use RMB as their functional currency, have been translated into US$. Assets and liabilities are translated at the exchange rates on the balance sheet date; equity amounts are translated at historical exchange rates; and revenues, expenses, gains, and losses are translated using the average rate for the year. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the consolidated statement of changes in shareholders’ equity/(deficit).

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of comprehensive income/(loss).

Fair value of financial instruments
(d)	Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

The Group’s financial instruments mainly include cash and cash equivalents, term deposits, short-term investments, accounts receivable, long-term investments, accounts payable, deferred revenues, customer advances and deposits, and accrued liabilities and other current liabilities. The carrying value of the Company’s short-term financial instruments approximates their fair value because of their short maturities. Please see Note 18 for additional information.

Cash and cash equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash.

The following table sets forth a breakdown of the Group’s cash and cash equivalents by currency denomination, jurisdiction and geographical location as of December 31, 2014 and 2015:

	US$ in thousands					RMB in thousands					US$ in thousands
	USA	Hong Kong	China Non VIE	China VIE	Total	USA	Hong Kong	China Non VIE	China VIE	Total	Total translated to USD
December 31, 2014…..	3	43,066	108	2	43,179	434	7	317,156	99,706	417,303	111,376
December 31, 2015…..	3,944	289,522	29,459	3,511	326,436	247,043	6	324,952	449,928	1,021,929	483,305

Term deposits
(f)	Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than three months to up to one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income /(loss) during the periods presented.

Short-term investments
(g)	Short-term investments

Short-term investments include investments in financial instruments with a variable interest rate indexed to performance of underlying assets and investment in available-for-sale securities of a public traded company.

The Group carries these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income/(loss) as investment income/(loss), net. Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 18 for additional information.

The available-for-sale securities are reported at fair values with the unrealized gains or losses recorded as accumulated other comprehensive income or loss in equity. The Group reviews its available-for-sale securities for other-than-temporary impairment (“OTTI”) based on the specific identification method. If the cost of an investment exceeds the investment’s fair value, the Group considers quantitative and qualitative evidence including general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment in determining whether to record an OTTI.

Accounts receivable
(h)	Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. The Group makes estimations for the collectability of accounts receivable considering many factors including but not limited to reviewing accounts receivable balances, historical bad debt rates, accounts aging, repayment patterns, customer credit worthiness, financial conditions of the customers and industry trend analysis, resulting in their inability to make payments due to the Group. An accounts receivable is written off after all collection effort has ceased. The Group recognized US$ nil and US$1,818 allowance for doubtful accounts for the years ended December 31, 2014 and 2015, respectively.

Property and equipment, net
(i)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Buildings	30-50 years
Computers and equipment	3-5 years
Motor vehicles	4-5 years
Furniture and fixtures	5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets
Software	3-5 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income/(loss).

Intangible assets, net
(j)	Intangible assets, net

Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the "contractual-legal" or "separability" criterion. Purchased intangible assets and intangible assets arising from the acquisitions of subsidiaries, VIEs and the VIEs’ subsidiaries are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Customer relationships	2 - 3 years
Domain names and trademarks	9 - 10 years
Technology	4 - 5 years

Separately identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amount by which the carrying amount of the assets exceeds the fair value of the asset.

Land use rights, net
(k)	Land use rights, net

Land use rights are carried at cost less accumulated amortization. Amortization is provided to write off the cost of lease prepayments on a straight-line basis over the period of the shorter of estimated useful lives which are generally 50 years or the terms of the land use rights purchase agreements.

Goodwill
(l)	Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company's acquisitions of interests in its subsidiaries and VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

The Group performs impairment tests in the fourth quarter of each year. No impairment loss was recognized for all periods presented.

Long-term investments
(m)	Long-term investments

Long-term investments represent the Group’s investments in privately held companies.

In accordance with ASC 323 “Investment-Equity Method and Joint Ventures”, the Group applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group's proportionate share of each equity investee's net income or loss into consolidated statements of comprehensive income/(loss) after the date of acquisition. The Group will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero.

An investment in in-substance common stock is an investment that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

For long-term investments in equity securities that are not accounted for using equity method of accounting, and have no readily determinable fair value, the cost method of accounting is used.

The Group continually reviews its long-term investments accounted for under the cost and equity methods to determine whether a decline in fair value to below the carrying value is other than temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other than temporary, the carrying value of the equity investee is written down to fair value.

Impairment charges in connection with the cost method investments of US$ nil and US$949 were recorded in the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2014 and 2015, respectively. No impairment charges in connection with the equity method investments were recorded for the years ended December 31, 2014 and 2015.

Impairment of long-lived assets
(n)	Impairment of other long-lived assets

The carrying amounts of long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. No impairment of other long-lived assets was recognized for years ended December 31, 2013, 2014 and 2015.

Customer advances and deposits
(o)	Customer advances and deposits

Customers pay in advance to purchase membership services, online marketing services and other services. The cash proceeds received from customers are initially recorded as customer advances and deposits and then transferred to deferred revenues when they are used to purchase desired services.

Revenue recognition

(p)	Revenue recognition

The Group generates revenues primarily from membership, online marketing and E-commerce services. The Group sells its services through its direct sales teams and third party sales agencies. Under the terms of the agreement with the sales agencies, the sales agencies remit to the Group a certain percentage of the listed sales price. The Group recognizes revenue net of the amounts retained by the sales agencies because the sales agencies will offer discretionary discount to the customer. Additionally, the Group does not receive information from the sales agencies indicating the amount of such discounts offered to the customers or regarding the actual cash paid by the customers to the sales agencies. As such, the Group is unable to determine the gross amounts paid by the customers to the sales agencies. Accordingly, the Group believes that it is more appropriate to recognize revenue net of the amounts retained by the sale agencies. Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, service is performed and collectability of the related fee is reasonably assured.

 The Group has adopted the gross presentation for business tax and related surcharges pursuant to ASC 605-45, "Revenue Recognition: Principal Agent Considerations". The amount of business tax and related surcharges included in cost of revenues were US$1,742, US$1,632 and US$3,674 for the years ended December 31, 2013, 2014 and 2015, respectively. Effective January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched the Value Added Tax ("VAT") Pilot Program for certain industries in certain regions. According to the implementation circulars released by the Ministry of Finance and the State Administration of Taxation on the Pilot Program, the "Modern Service Industries" includes research, development and technological services, information technology services, cultural innovation services, logistics support, lease of corporeal properties, attestation and consulting services. Subsidiaries in different regions were affected at different times as the program was rolled out. Most of the Company’s entities were subject to the VAT Pilot Program as of December 31, 2014 and 2015. With the adoption of the Pilot Program, the Group’s revenues are subject to VAT payable on goods sold or taxable labor services provided by a general VAT taxpayer for a taxable period. VAT payable is the net balance of the output VAT for the period after deducting the input VAT for the period. Hence, the amount of VAT payable does not result directly from output VAT generated from goods sold or taxable labor services provided. Accordingly, the Group has adopted the net presentation of VAT.

(i)	Membership

A membership is a basic services package mainly consisting of the following services: customer certification, display of an online storefront on the Group’s platforms, preferential listing benefits such as limited daily priority listings and higher quota for free daily listings, access to the Group’s dedicated customer service support team and online account management system. Membership revenues are recognized ratably over the contract period when membership services are provided.

(ii)	Online marketing services

The Group’s online marketing services include time-based services and performance-based services. Revenues from time-based services are recognized ratably over the service period. Revenues from performance-based services are recognized when the agreed performance criteria are achieved. For service arrangements that include multiple deliverables, revenues are allocated to each unit of accounting based on relative selling price of each unit of accounting according to the selling price hierarchy established by ASU No. 2009–13. The Group uses (a) vendor-specific objective evidence of selling price, if it exists, (b) otherwise, third-party evidence of selling price. If neither (a) nor (b) exists, the Group will use (c) the management’s best estimate of the selling price for that deliverable. Selling price is generally determined by vendor specific objective evidence.

(iii)	E-commerce services

The Group enters into promotional service agreements with real estate developers pursuant to which the Group is authorized to sell discount coupons with face value ranging from RMB2,000 to RMB100,000 to prospective home buyers. The home buyers are required to prepay the full face value of the coupon to the Group before they can use the coupon to purchase specified properties from the real estate developers at a discount significantly greater than the coupon value. The coupon purchased by prospective home buyers is refundable before a purchase of the specified properties prior to the expiry date of the coupon. The Group recognizes revenues when home buyers apply the discount coupon to pay for the purchase price of the specified properties from real estate developers. Cash received in advance of the purchase of specified properties is recorded as customer advances.

(iv)	Other services

Other services include various off-line services provided. The Group recognises other service revenue when the related service is rendered.

Cost of revenues
(q)	Cost of revenues

Costs of revenues mainly consist of costs associated with the production and operation of websites, which include fees paid to third parties for internet connection, content and services, payroll-related expenses, equipment depreciation associated with the website production and operation, and business taxes, etc.

Advertising expenses
(r)	Advertising expenses

Advertising costs are generally prepaid to the third parties for television, internet and outdoor advertising services. Advertising costs are expensed as sales and marketing expenses when the services are received. For the years ended December 31, 2013, 2014 and 2015, advertising expenses recognized in the consolidated statements of comprehensive income/(loss) were US$22,703, US$73,435 and US$289,069, respectively.

Research and development expenses
(s)	Research and development expenses

Research and development expenses mainly consist of personnel, rent and depreciation expenses associated with the development of and enhancement to the Group’s websites and expenses associated with research and development. The research and development expenses are expensed as incurred for all the periods presented.

Costs incurred for the preliminary project stage of internal use software are expensed when incurred in research and development expenses. Costs incurred during the application development stage are capitalized when certain criteria are met as stated in ASC 350-40. Costs incurred during the post-implementation-operation stage are also expensed as incurred. As the period qualified for capitalization has historically been very short and the development costs incurred during this period have been insignificant, development costs of internal use software to date have been expensed when incurred.

Operating leases
(t)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessors are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income/(loss) on a straight-line basis over the terms of underlying lease.

Share-based compensation
(u)	Share-based compensation

All share-based awards to employees and directors, including share options, restricted share units (“RSUs”) and restricted shares (“RSs”) are measured at the grant date based on the fair value of the awards. Share-based compensation, net of forfeitures, is recognized as expense on a straight-line basis over the requisite service period, which is the vesting period.

The Group uses the binominal option pricing model to determine the fair value of share options and account for share-based compensation expenses using an estimated forfeiture rate at the time of grant and revising the rate, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expenses are recorded net of estimated forfeitures such that expenses are recorded only for those share-based awards that are expected to vest.

See Note 22 for further information regarding share-based compensation assumptions and expenses.

Income taxes
(v)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the statement of comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive income/(loss). The Group did not have any interest or penalties associated with tax positions as of December 31, 2013, 2014 and 2015. As of December 31, 2013, 2014 and 2015, the Group did not have any significant unrecognized uncertain tax positions.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Employee benefits
(w)	Employee benefits

Full-time employees of the Group in mainland China are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated defined contribution plan. Chinese labor regulation requires that the Group makes contributions to the government for these benefits based on certain percentage of the employees’ salaries, up to a maximum amount specified by the local government. Currently, the Group is paying contributions to the social insurance plan for all full-time employees and to the housing fund plans for some employees, but the amounts paid for these employees may not be sufficient as required by the PRC laws and regulations, for which the Group have made provision based on its best estimate. The Group has no legal obligation for the benefits beyond the required contributions.

The Group recorded employee benefit expenses of US$9,385, US$14,499 and US$53,969 for the years ended December 31, 2013, 2014 and 2015, respectively.

Government grants
(x)	Government grants

Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

Government grants relating to costs are deferred and recognized in the consolidated statements of comprehensive income/(loss) over the period necessary to match them with the costs that they are intended to compensate.

Government grants relating to the property, plant and equipment and other non-current assets are presented in the consolidated balance sheet by deducting the grants in arriving at the assets carrying amount and are credited to consolidated statements of comprehensive income/(loss) on a straight-line basis over the expected lives of the related assets.

For the years ended December 31, 2013, 2014 and 2015, the Group recognized government grants of US$982, US$5,696 and US$4,841, respectively as other income/(expenses) in the consolidated statements of comprehensive income/(loss).

Ordinary shares
(y)	Ordinary shares

The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the common shareholders’ equity. Cancellation of treasury stock is recorded as a reduction of ordinary shares, additional paid-in capital and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in capital first with any remaining excess charged entirely to retained earnings.

Business combination, noncontrolling interests and mezzanine classified noncontrolling interests
(z)	Business combination, noncontrolling interests and mezzanine classified noncontrolling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification ("ASC") 805 "Business Combinations" ("ASC 805"). The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income/(loss). During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income/(loss).

For the Company's majority-owned subsidiaries and VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the noncontrolling interest is classified as mezzanine classified noncontrolling interest. Consolidated net income/(loss) on the consolidated income statements includes the net income/(loss) attributable to noncontrolling interests and mezzanine equity holders when applicable. The cumulative results of operations attributable to noncontrolling interests are also recorded as noncontrolling interests in the Company's consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

Statutory reserves
(aa)	Statutory reserves

The Group’s PRC subsidiaries, the VIEs and VIEs’ subsidiaries in China are required to make appropriations to certain non-distributable reserve funds.

In accordance with China’s Company Laws, the Company’s PRC subsidiary, the VIEs and VIEs’ subsidiaries that are Chinese companies, must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective company’s discretion. The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses to increase the registered capital of the respective company. These reserves are not allowed to be transferred out as cash dividends, loans or advances, nor can they be distributed except under liquidation.

As of December 31, 2015, the Group had statutory reserve fund amounted to US$3,930.

Related parties
(ab)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Earnings/(loss) per share
(ac)	Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to 58.com Inc. by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders, as adjusted for the accretions and allocation of net income related to the preference shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preference shares using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings/(loss) per share calculation when inclusion of such shares would be anti-dilutive.

Comprehensive income/(loss)
(ad)	Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive income/(loss), as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustment and unrealized gain/(loss) on available-for-sale securities.

Segment reporting
(ae)	Segment reporting

Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of revenue by products but has internal reporting of cost and expenses that do not distinguish between segments, and costs and expenses of the Group is reported by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating and reportable segment. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Recently issued accounting pronouncements

(af)	Recently issued accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “‘Revenue from Contracts with Customers (Topic 606).”’ This guidance supersedes current guidance on revenue recognition in Topic 605, “Revenue Recognition.” In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. This guidance will be effective for annual reporting periods beginning after December 15, 2016, including interim reporting periods, and will be required to be applied retrospectively. Early application of the guidance is not permitted. In August 2015, the FASB issued ASU No. 2015-14 to defer the effective date of ASU No. 2014-09 for all entities by one year. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In June 2014, the FASB issued ASU No. 2014-12, “‘Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period”’. The new standard requires that a performance target that affects vesting and that could be achieved after the requisite service period is treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation-Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The implementation of this update is not expected to have any material impact on the Group’s consolidated financial statements.

In August 2014, FASB issued ASU No. 2014-15, “‘Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.”’ The new standard addresses management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. Management’s evaluation should be based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued. The new standard will be effective for the first interim period within annual reporting periods beginning after December 15, 2016. Early adoption is permitted. The Group is currently evaluating the impact of this guidance.

In February 2015, the FASB issued Consolidation (Topic 810)—Amendments to the Consolidation Analysis. The amendments in Topic 810 respond to stakeholders’ concerns about the current accounting for consolidation of variable interest entities, by changing aspects of the analysis that a reporting entity must perform to determine whether it should consolidate such entities. Under the amendments, all reporting entities are within the scope of Subtopic 810-10, Consolidation—Overall, including limited partnerships and similar legal entities, unless a scope exception applies. The amendments are intended to be an improvement to current U.S. GAAP, as they simplify the codification of FASB Statement No. 167, Amendments to FASB Interpretation No. 46(R), with changes including reducing the number of consolidation models through the elimination of the indefinite deferral of Statement 167 and placing more emphasis on risk of loss when determining a controlling financial interest. The amendments are effective for publicly-traded companies for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. Earlier adoption is permitted. The Group has early adopted the guidance and considered there is no material impact on the Group’s consolidated financial statements.

In September 2015, the FASB issued ASU No. 2015-16, Simplifying the Accounting for Measurement-Period Adjustments, which eliminates the requirement for acquirers in a business combination to account for measurement-period adjustments retrospectively. Instead, acquirers must recognize measurement-period adjustments during the period in which they determine the amounts, including the effect on earnings of any amounts that would have been recorded in previous periods if the accounting had been completed at the acquisition date. This update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted. The implementation of this update is not expected to have any material impact on the Group’s consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities to be classified as noncurrent on the balance sheet. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Group is currently evaluating the effect of adoption of this ASU and expects that it will have an impact on the Group’s consolidated balance sheets, as current deferred tax assets were US$86 and current deferred tax liabilities were US$66,238 as of December 31, 2015.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, which provides guidance for the recognition, measurement, presentation, and disclosure of financial assets and liabilities. The guidance will be effective for the fiscal year beginning after December 15, 2017, including interim periods within that year. The Group is in the process of evaluating the impacts of the adoption of this ASU.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which amends the existing accounting standards for lease accounting. This update requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than twelve months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The update does not significantly change the lessees’ recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. The amendments in this Update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Group is currently assessing the potential effects this update may have on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09, “Compensation—Stock Compensation (Topic 718),” which intends to improve the accounting for employee share-based payments. This standard will be effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods, with early adoption permitted. The Group is currently evaluating the impact this new guidance will have on its consolidated financial statements.